PROVISIONS	9 Months Ended
Sep. 30, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS
PROVISIONS

	September 30, 2017	December 31, 2016
Asset retirement obligations	$280.6	$285.1
Yatela loss provision	15.0	15.0
Other	7.0	5.5
	$302.6	$305.6

Current portion of provisions	$21.0	$15.8
Non-current provisions	281.6	289.8
	$302.6	$305.6

(a)    Asset retirement obligations
The Company’s activities are subject to various laws and regulations regarding environmental restoration and closure provisions for which the Company estimates future costs. These provisions may be revised on the basis of amendments to such laws and regulations and the availability of new information, such as changes in reserves corresponding to a change in the mine life and discount rates, changes in estimated costs of reclamation activities and acquisition or construction of a new mine. The Company makes a provision based on the best estimate of the future cost of rehabilitating mine sites and related production facilities on a discounted basis.

(b)	Provisions for litigation claims and regulatory assessments
As at September 30, 2017, the Company did not have any material provisions for litigation claims or regulatory assessments. Further, the Company does not believe claims or regulatory assessments, for which no provision has been recorded, will have a material impact on the financial position of the Company.